Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Athena Behavioral Tactical Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and/or your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in Share Classes on page 18 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Athena Behavioral Tactical Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Athena Behavioral Tactical Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.95%	1.95%	1.95%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		3.22%	3.97%	2.97%
Fee Waiver and/or Expense Reimbursement	[2]	(1.70%)	(1.70%)	(1.70%)
Total Annual Fund Operating Expenses After Fee Waiver		1.52%	2.27%	1.27%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Princeton Fund Advisors, LLC has contractually agreed to waive management fees and to make payments to limit Fund expenses, through at least August 31, 2020, so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes;(vii) expenses incurred in connection with any merger or reorganization; and (viii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) do not exceed 1.50%, 2.25% and 1.25% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fiscal year end in which the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and the expense limit at the time of recoupment. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to Princeton Fund Advisors, LLC.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Adviser’s fee waiver is only in effect for the term of the waiver. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Athena Behavioral Tactical Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	721	1,360	2,022	3,784
Class C Shares	230	1,054	1,895	4,075
Class I Shares	129	758	1,413	3,169

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 129% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve its investment objective, the Fund seeks investment exposure to domestic, foreign and emerging market equity markets. To do so, the Fund invests primarily in the following security and derivative types that either themselves invest in or provide investment exposure to domestic, foreign and emerging market equities:

• exchange traded funds (ETFs)

• exchange traded notes (ETNs)

• other mutual funds

• groups of equity securities related by index or markets (such as stock baskets and other index-or market-based groups of related equity securities)

• total return swaps on broad-based equity indices and options on equities or equity indices

The Fund is designed to invest in global markets which the portfolio managers believe have the most attractive expected returns on an unconstrained basis. The portfolio managers use patented research related to behavioral finance to determine what they believe are the most attractive equity markets, levels of exposure and capitalization ranges in which to invest. If no equity markets are deemed attractive, the Fund may invest in cash equivalents until the portfolio managers believe more attractive opportunities are available.

Depending on the portfolio managers’ determinations regarding the attractiveness of equity markets, the Fund will invest all of its assets in:

• securities, swaps or options providing exposure to U.S. large cap equities;

• securities, swaps or options providing exposure to U.S. small cap equities;

• securities, swaps or options providing exposure to international equities; or

• cash and cash equivalents

If the portfolio managers believe that the potential return in a particular equity market segment is high enough, the Fund will use leveraged ETFs, swaps, or options in order to provide additional investment exposure to that segment.

The Fund’s adviser, Princeton Fund Advisors, LLC (the “Adviser” or “Princeton”) is responsible for regulatory oversight of the Fund and oversight of the investment portfolio. The Adviser has delegated management of the Fund’s portfolio to AthenaInvest Advisors LLC (the “Sub-Adviser” or “AthenaInvest”). The Sub-Adviser is responsible for securities selection and trade execution.

The strategy relies on what the portfolio managers believe to be unique market behavioral indicators that measure macro-level investor preferences for specific investment strategies and return factors. These market indicators are used to estimate expected returns across global equity markets and capitalization levels. These expected returns are used to determine what are believed to be the most attractive equity markets, levels of exposure and capitalization ranges. The portfolio managers then select specific investments they believe exhibit attractive characteristics to expose the portfolio to targeted domestic and foreign equity markets or segments of markets, including high correlation with the targeted market, level of exposure, liquidity, simplicity of implementation, and expense. If the expected return is high enough, the Fund can take opportunistic positions up to two times market exposure. The Fund may invest in options positions when the portfolio managers determines that options provide a more efficient way to increase or reduce the Fund’s overall market exposure.

The Fund may at times hold all or a portion of its assets in cash and short-term, highly-liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions either due to pending investments or when expected equity returns are very low or negative.

The Adviser’s investment oversight process combines risk management, due diligence and portfolio monitoring. The Adviser monitors the Fund’s strategies as-executed for investment performance and achievement of the Fund’s risk objectives. The Fund’s investment portfolio may be rebalanced as a result of the Adviser’s monitoring policies according to the Fund’s investment objectives, polices or restrictions. The Adviser has compliance and regulatory oversight and supervisory responsibilities for the Fund’s securities portfolio, however day-to-day portfolio management of the Fund is delegated to the Sub-Adviser as described above. The Sub-Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a higher portfolio turnover rate.

Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Credit Risk There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are more susceptible to these risks than debt of higher quality issuers. In determining the credit quality of fixed income securities, the Fund relies in part upon rating agencies which assign ratings based on their analysis of the issuer’s financial condition, economic and debt characteristics, and specific revenue sources securing the bond. There is additional risk that the national credit rating agencies may be wrong in their determination of an issuer’s financial condition, or the risks associated with a particular security. A change in either the issuer’s credit rating or the market’s perception of the issuer’s business prospects will affect the value of its outstanding securities. Ratings are not a recommendation to buy, sell or hold and may be subject to review, revision, suspension or reduction, or may be withdrawn at any time.

• Emerging Markets Risk Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

• Exchange Traded Funds (“ETFs”) Risk ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other Funds that invest directly in equity and fixed income securities. Each ETF is subject to specific risks, depending on the nature of the fund. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. Index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they seek to track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities or index. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

• Exchange-Traded Notes (“ETNs”) Risk ETNs are obligations of the issuer of the ETN, are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes.

• Foreign Investment Risk Foreign investing in equity securities or notes of foreign issuers involves risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Interest Rate Risk Interest rate risk is the risk that fixed income security prices overall, including the prices of securities held by the Fund or an ETF in which the Fund invests, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

• Issuer-Specific Risk The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Leverage Risk The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

• Management Risk The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The portfolio managers’ judgments regarding market behavioral indicators and the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the judgments about the potential performance of the Fund’s investment portfolio, within the Fund’s investment policies and risk parameters, may prove incorrect and may not produce the desired results.

• Market Risk The net asset value of the Fund will fluctuate based on changes in the value of the securities in which the Fund invests. The Fund invests in securities which may be more volatile and carry more risk than some other forms of investment. The price of securities may rise or fall because of economic or political changes. Security prices in general may decline over short or even extended periods of time. Market prices of securities in broad market segments may be adversely affected by price trends in energy commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.

• Mutual Fund Risk Mutual funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying mutual funds is subject to its own specific risks, but the adviser expects the principal investments risks of such mutual funds will be similar to the risks of investing in the Fund.

• Options Risk Because option premiums paid by the Fund are small in relation to the market value of the investments underlying the options, buying put and call options can be more speculative than investing directly in securities. The prices of all derivative instruments, including options, are highly volatile. Price movements of options contracts are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The value of options also depends upon the price of the reference assets underlying them. There are risks associated with the purchase of call and put options. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

• Portfolio Turnover Risk A higher portfolio turnover will result in higher transactional and brokerage costs.

• Small and Medium Capitalization Company Risk The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market in general.

• Swaps Risk The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The value of a swap may be highly volatile and may fluctuate substantially during a short period of time.

• U.S. Government Securities Risk The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Fund might not be able to recover its investment.

• Value Investing Risk The adviser’s assessment of a security’s intrinsic value may never be fully recognized or realized by the market.

• Volatility Risk The Fund invests in securities which may be more volatile and carry more risk than other investments.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. The Class A sales charge is reflected in the average annual total return table. Although Class A and Class C shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its principal investment strategies on March 12, 2019. Performance prior to that date reflects the Fund’s prior principal investment strategies. Updated performance information is available at no cost by calling 1-888-868-9501.

Bar Chart [Heading]	Class I Performance Bar Chart for Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	3/31/2016	5.60%
Worst Quarter:	12/31/2018	(13.40)%
The Fund’s Class I year-to-date return as of June 30, 2019 was 16.60%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - Athena Behavioral Tactical Fund		Label	One Year	Since Inception	Inception Date
Class I Shares		Return before taxes	(12.01%)	(1.36%)	May 15, 2015
Class I Shares | Return after taxes on distributions			(13.86%)	(2.46%)
Class I Shares | Return after taxes on distributions and sale of Fund shares			(5.74%)	(0.97%)
Class A Shares	[1]	Return before taxes	(17.41%)	(3.22%)	May 15, 2015
S&P 500 Index	[2]		(4.38%)	6.87%
MSCI ACWI Index	[3]		(9.42%)	2.81%
[1]	The information presented above includes the maximum Class A Sales load. Without a sales load, returns would have been 6.03% for the one-year period and 2.79% since inception.
[2]	The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Total Return version of the index is shown.
[3]	The MSCI ACWI Index is an index representing the equity returns in 23 developed and 24 emerging markets. Given the Fund's principal investment strategies, the MSCI ACWI Index is a more appropriate benchmark index for the Fund.

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”); after-tax returns are shown for Class I shares and after-tax returns for other classes will vary.